[Janus Capital Letterhead]

May 2, 2019

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:

JANUS ASPEN SERIES (the “Registrant”)
1933 Act File No. 033-63212
1940 Act File No. 811-07736

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.  There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 86 (“PEA No. 86”) on April 30, 2019, pursuant to Rule 485(b) under the 1933 Act for the Institutional Shares and Service Shares, as applicable, for Janus Henderson Balanced Portfolio, Janus Henderson Enterprise Portfolio, Janus Henderson Flexible Bond Portfolio, Janus Henderson Forty Portfolio, Janus Henderson Global Bond Portfolio, Janus Henderson Global Research Portfolio, Janus Henderson Global Technology Portfolio, Janus Henderson Mid Cap Value Portfolio, Janus Henderson Overseas Portfolio, Janus Henderson Research Portfolio, and Janus Henderson U.S. Low Volatility Portfolio.

2.  The text of PEA No. 86 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.

Legal Counsel

Enclosure (via EDGAR only)

cc:	Kathryn Santoro, Esq.
Deborah O’Neal
Thea Kelley